Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities are Measured at Fair Value on Recurring Basis

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements as of June 30, 2020:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
Assets
Cash equivalents—money market funds	$62,104	$—	$—	$62,104
Restricted cash	—	263	—	263

Total assets	$62,104	$263	$—	$62,367

Liabilities
Derivative liability related to loan	$—	$—	$—	$—

Total liabilities	$—	$—	$—	$—

	Fair Value Measurements as of December 31, 2019:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
Assets
Cash equivalents—money market funds	$22,784	$—	$—	$22,784
Restricted cash	—	263	—	263

Total assets	$22,784	$263	$—	$23,047

Liabilities
Derivative liability related to loan	$—	$—	$494	$494

Total liabilities	$—	$—	$494	$494

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements as of December 31, 2019 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31,
Assets
Cash equivalents—money market funds	$22,784	$—	$—	$22,784
Restricted cash	—	263	—	263

Total assets	$22,784	$263	$—	$23,047

Liabilities
Derivative liability related to loan	$—	$—	$494	$494

Total liabilities	$—	$—	$494	$494

	Fair Value Measurements as of December 31, 2018 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31,
Assets
Cash equivalents—money market funds	$55,291	$—	$—	$55,291
Restricted cash	—	262	—	262

Total assets	$55,291	$262	$—	$55,553

Liabilities
Long term call right liability	$—	$—	$390	$390

Total liabilities	$—	$—	$390	$390

Schedule of Fair Value Inputs Quantitative Information

The following table provides a rollforward of the cumulative fair values of the Company’s call right liability for which fair value is determined by Level 3 inputs (in thousands):

Balances at December 31, 2017	$313
Decrease in fair value of call right liability at issuance of Series A-5	(313)

Balances at December 31, 2018	$—

Schedule of Aggregate Fair Values of Derivative Liability

The following table provides a roll forward of the aggregate fair values of the Company’s derivative liability (in thousands):

Derivative Liability
Balance at December 31, 2019	$494
Change in fair value	556
Payment of success fee	(1,050)

Balance at June 30, 2020	$—

The following table provides a roll forward of the aggregate fair values of the Company’s derivative liability, for which fair value is determined using Level 3 inputs (in thousands):

Balances at December 31, 2017	$—
Initial fair value of derivative liability in connection with loan	323
Change in fair value	67

Balances at December 31, 2018	390
Change in fair value	104

Balances at December 31, 2019	$494